Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movement in property, plant and equipment

	Land and buildings £ million	Plant and equipment £ million	Fixtures and fittings £ million	Returnable bottles and crates £ million	Under construction £ million	Total £ million
Cost
At 30 June 2019	1,712	4,515	125	566	494	7,412
Recognition of right-of-use asset on adoption of IFRS 16	173	63	—	—	—	236
Adjusted balance at 1 July 2019	1,885	4,578	125	566	494	7,648
Exchange differences	(10)	(22)	—	(1)	(9)	(42)
Additions	202	156	13	34	439	844
Disposals	(46)	(86)	(20)	(37)	(1)	(190)
Transfers	110	242	9	13	(374)	—
At 30 June 2020	2,141	4,868	127	575	549	8,260
Exchange differences	(137)	(322)	(10)	(55)	(34)	(558)
Acquisitions	9	2	—	—	4	15
Sale of businesses	(1)	(3)	—	—	—	(4)
Additions	95	149	9	27	367	647
Disposals	(24)	(126)	(7)	(21)	—	(178)
Transfers	77	146	2	2	(227)	—
At 30 June 2021	2,160	4,714	121	528	659	8,182
Depreciation
At 30 June 2019	511	1,965	91	390	—	2,957
Exchange differences	—	(5)	(1)	(2)	—	(8)
Depreciation charge for the year	106	260	15	36	—	417
Exceptional impairment	20	114	—	6	—	140
Disposals	(40)	(78)	(19)	(35)	—	(172)
At 30 June 2020	597	2,256	86	395	—	3,334
Exchange differences	(31)	(167)	(8)	(39)	—	(245)
Depreciation charge for the year	110	244	15	29	—	398
Sale of businesses	—	(2)	—	—	—	(2)
Disposals	(18)	(113)	(7)	(14)	—	(152)
At 30 June 2021	658	2,218	86	371	—	3,333
Carrying amount
At 30 June 2021	1,502	2,496	35	157	659	4,849
At 30 June 2020	1,544	2,612	41	180	549	4,926
At 30 June 2019	1,201	2,550	34	176	494	4,455